Trading assets and liabilities	12 Months Ended
Dec. 31, 2012
Trading assets and liabilities
15 Trading assets and liabilities
end of	2012	2011

Trading assets (CHF million)

Debt securities	135,871	145,035

Equity securities [1]	74,895	66,904

Derivative instruments [2]	33,208	52,548

Other	12,425	15,066

Trading assets	256,399	279,553

Trading liabilities (CHF million)

Short positions	51,303	67,639

Derivative instruments [2]	39,513	60,121

Trading liabilities	90,816	127,760

1 Including convertible bonds. 2 Amounts shown net of cash collateral receivables and payables.

Cash collateral on derivative instruments
end of	2012	2011

Cash collateral – netted (CHF million) [1]

Cash collateral paid	36,662	37,639

Cash collateral received	33,373	36,474

Cash collateral – not netted (CHF million) [2]

Cash collateral paid	10,904	15,809

Cash collateral received	12,224	11,934

1 Recorded as cash collateral netting on derivative instruments in Note 30 – Derivatives and hedging activities. 2 Recorded as cash collateral on derivative instruments in Note 22 – Other assets and other liabilities.

Bank
Trading assets and liabilities
14 Trading assets and liabilities
end of	2012	2011

Trading assets (CHF million)

Debt securities	135,814	144,961

Equity securities [1]	74,945	66,986

Derivative instruments [2]	33,416	52,735

Other	12,427	15,066

Trading assets	256,602	279,748

Trading liabilities (CHF million)

Short positions	51,501	67,639

Derivative instruments [2]	39,590	60,170

Trading liabilities	91,091	127,809

1 Including convertible bonds. 2 Amounts shown net of cash collateral receivables and payables.

Cash collateral on derivative instruments
end of	2012	2011

Cash collateral – netted (CHF million) [1]

Cash collateral paid	36,715	37,883

Cash collateral received	33,274	36,326

Cash collateral – not netted (CHF million) [2]

Cash collateral paid	10,904	15,812

Cash collateral received	12,224	11,933

1 Recorded as cash collateral netting on derivative instruments in Note 29 - Derivatives and hedging activities. 2 Recorded as cash collateral on derivative instruments in Note 21 - Other assets and other liabilities.